Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash	$ 591,641	$ 679,442
Prepaid expenses and other current assets	3,198,769	1,703,447
Other receivables	271,129	7,766
Digital assets	9,365
Advance to related parties	848,749	529,948
Total current assets	4,919,653	2,920,603
Property, plant and equipment, net	2,825,169	2,861,586
Other assets	55,330
Mineral rights	32,086,000	32,086,000
Intangible assets	93,889	93,889
Total assets	39,980,041	37,962,078
Current liabilities
Accounts payable	9,800,202	8,163,927
Accrued expenses and other current liabilities	4,690,496	2,384,779
Token liability	33,610
Advances payable	648,000	648,000
Convertible notes payable	5,158,107	3,468,563
Total current liabilities	22,772,723	15,220,416
Equity-linked share issuance liability	228,221	426,000
Warrants liabilities	1,105,150	4,843,800
Royalty obligation	2,700,000	2,700,000
Contingent consideration liability	17,100,000	17,100,000
Asset retirement obligation	18,936,000	17,833,000
Total liabilities	62,842,094	58,123,216
Commitments and contingencies (Note 16)
Stockholders’ deficit
Additional paid in capital	22,240,227	16,034,831
Subscription receivables	(2,480,727)	(2,480,727)
Accumulated deficit	(42,657,524)	(33,882,229)
Accumulated other comprehensive income	31,641	163,519
Total stockholders’ deficit	(22,862,053)	(20,161,138)
Total liabilities and stockholders’ deficit	39,980,041	37,962,078
Class A Ordinary Shares
Stockholders’ deficit
Class A ordinary Shares, $0.0001 par value; 400,000,000 authorized and 43,301,723 and 34,677,492 issued and outstanding at June 30, 2026, and December 31, 2025, respectively	4,330	3,468
Related Party
Current liabilities
Accounts payable- related party, net	$ 2,442,308	$ 555,147